Calculation of Basic and Diluted Earnings (Loss) Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Oct. 31, 2012		Jul. 31, 2012		Apr. 30, 2012		Jan. 31, 2012		Oct. 31, 2011		Jul. 31, 2011		Apr. 30, 2011		Jan. 31, 2011		Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income (loss) from Continuing Operations
Amounts attributable to Navistar International Corporation common stockholders	$ (2,737)	[1]	$ 80	[1]	$ (138)	[1]	$ (144)	[1]	$ 264	[1],[2]	$ 1,441	[1],[2]	$ 84	[1]	$ 8	[1]	$ (2,939)	$ 1,797	$ 271
Basic																	69.1	72.8	71.7
Effect of dilutive securities																	0	3.3	1.5
Diluted																	69.1	76.1	73.2
Basic	$ (39.67)		$ 1.16		$ (2.01)		$ (2.06)		$ 3.64	[2]	$ 19.66	[2]	$ 1.15		$ 0.11		$ (42.53)	$ 24.68	$ 3.78
Diluted	$ (39.67)		$ 1.16		$ (2.01)		$ (2.06)		$ 3.62	[2]	$ 18.76	[2]	$ 1.07		$ 0.11		$ (42.53)	$ 23.61	$ 3.70
Net income (loss)
Amounts attributable to Navistar International Corporation common stockholders	$ (2,769)		$ 84		$ (172)		$ (153)		$ 255	[2]	$ 1,400	[2]	$ 74		$ (6)		$ (3,010)	$ 1,723	$ 223
Basic																	69.1	72.8	71.7
Effect of dilutive securities																	0	3.3	1.5
Diluted																	69.1	76.1	73.2
Basic	$ (40.13)		$ 1.22		$ (2.50)		$ (2.19)		$ 3.52	[2]	$ 19.10	[2]	$ 1.01		$ (0.08)		$ (43.56)	$ 23.66	$ 3.11
Diluted	$ (40.13)		$ 1.22		$ (2.50)		$ (2.19)		$ 3.48	[2]	$ 18.24	[2]	$ 0.93		$ (0.08)		$ (43.56)	$ 22.64	$ 3.05

[1]	In the fourth quarter of 2012, we determined that a significant additional valuation allowance on our U.S. deferred tax assets was required, due in part to our current domestic performance, which include continued fourth quarter deterioration and cumulative losses as of October 31, 2012 which included significant fourth quarter warranty charges. As a result we recognized income tax expense of $2 billion for the increase in the valuation allowance. In the fourth quarter of 2012, we also recognized $233 million of income tax expense related to the reversal of income tax benefits recognized in the first, second, and third quarters of 2012.
[2]	In the fourth quarter of 2011, certain out-of-period adjustments were recorded related to the partial release of the Company's income tax valuation allowance. The adjustments of approximately $61 million primarily related to the classification of a deferred tax item and resulted in the Company recognizing an additional income tax benefit. The Company should have recognized the income tax benefit for this amount in the third quarter of 2011 with the release of a portion of the Company's income tax valuation allowance. Correcting the error was not material to any of the related periods.